SUPPLEMENTARY CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Class of Stock [Line Items]
Cash paid for interest	$ 9.8	$ 9.5	$ 9.2	$ 28.8		$ 45.7	$ 40.9
Refunds related to income related taxes	0.2	0.2	0.1	0.2		0.1	0.0
Payments made for income-related taxes	$ 0.0	$ 0.0	$ 0.5	$ 0.5		$ 1.7	$ 0.7
2020 LTIP RSUs
Class of Stock [Line Items]
Noncash considerations					$ 11.2
Restricted units
Class of Stock [Line Items]
Noncash considerations					54.1
TRA Units
Class of Stock [Line Items]
Noncash considerations					$ 28.7